Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Common Stock.
Common Stock

9. Common Stock

On May 18, 2015, the Company filed an amended and restated certificate of incorporation was amended and restated authorizing the Company to issue 50,000,000 of common stock $0.0001 par value.

10. Common Stock

        As of December 31, 2014, the Company's certificate of incorporation, as amended and restated, authorizes the Company to issue 15,000,000 shares of common stock $0.0001 par value.

        The holders of common stock are entitled to one vote for each share of common stock held at all meetings of stockholders. The number of authorized shares of common stock may be increased or decreased by the affirmative vote of the holders of shares of capital stock of the Company representing a majority of the votes represented by all shares (including Preferred Stock) entitled to vote.

        In June 2013, the Company issued 2,666,666 shares of common stock to its parent, Napo, for total cash consideration of $400 and services to be performed by the parent from July 1, 2013 through November 30, 2013 (see Note 4).

        In February 2014, holders of certain convertible promissory notes exercised their option to convert the notes into 207,664 shares of the Company's common stock (see Note 8).